Stock Based Compensation (Details) - AutoLotto, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Based Compensation (Details) [Line Items]
Fair market value of the common stock	110.00%
Percentage of fair value percentage	10.00%
Common stock issued (in Shares)	450,000
Options exercisable period	10 years
Incentive stock options granted period	5 years
Incentive stock options granted percentage	10.00%
Restrictive vesting percentage	20.00%
Option grant date	1 year
Stock based compensation expense related to the employee options	$ 9,417	$ 10,083
Stock based compensation expense related to the non-employee options	$ 6,682	12,444
Stock options amounted		$ 10,078
Weighted-average period term		1 year 2 months 1 day